Cost of sales - Summary of Cost of Sales (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Material income and expense [abstract]
Captain costs	$ (47,795,494)	$ (23,720,753)	$ (31,287,527)
Captain bonuses	(1,083,977)	(1,159,717)	(2,326,497)
Captain deductions	670,472	569,008	1,209,819
Tolls and fines	(714,204)	(2,102,242)	(1,379,329)
Cost of sales	$ (48,923,203)	$ (26,413,704)	$ (33,783,534)